Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Gain (loss) recognized	¥ 0
Change in assumptions for defined benefit plans [member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, prior service costs recognised		¥ 9,360